SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of useful life of property and equipment

%

Computers, peripheral equipment and electronic equipment	15 - 33 (mainly 33)
Internal use software	33
Office furniture and equipment	6 - 14 (mainly 6)
Vehicles	15
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of useful life of intangible assets

Technology	7-8 years
Customer relations	4 -15 years
Customer data	15 years
Non-Competition agreement	3 years
Domain	7 years
Distribution agreement	1.5 years
Amortization is recorded into cost of revenues or operating expenses, depending on the nature of the asset. The carrying amounts of these assets are reviewed for impairment in accordance with ASC 360 whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Recoverability of these assets is measured by comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of an asset or asset group to their net carrying amount.